Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2015
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mft
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 16, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
USAA S&P 500 INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA S&P 500 INDEX FUND Member Shares and Reward Shares SUPPLEMENT DATED NOVEMBER 16, 2015 TO THE FUND'S PROSPECTUS DATED MAY 1, 2015
Objective, Secondary	rr_ObjectiveSecondaryTextBlock

This Supplement updates certain information contained in the above-dated prospectus for the USAA S&P 500 Index Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Member Shares and Reward Shares is not continued beyond one year.

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	Please Retain This Supplement For Your Future Reference. 98451-1115
USAA S&P 500 INDEX FUND | Member Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	364
USAA S&P 500 INDEX FUND | Reward Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	57
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 239